Leases	12 Months Ended
Dec. 31, 2023
Text block [abstract]
leases
17.	Leases

Group as a lessee
The Group has lease contracts for land, motor vehicles, office space and staff accommodations used in its operations. These leases are generally with lease term of between 1 and 12 years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets.
The Group also has certain leases of office space and staff accommodations with lease terms of 12 months or less. The Group has applied the “short-term leases” recognition exemptions for these leases
.

Set out below are the carrying amounts of
right-of-use
assets recognized and the movements during the year.

	Leasehold land RMB’000	Building and office space RMB’000	Office furniture, fittings and equipment RMB’000	Motor vehicles RMB’000	Total RMB’000	Total US$’000
At January 1, 2022	304,645	40,118	51	—	344,814	48,541
Addition	—	49,421	—	314	49,735	7,001
Depreciation expenses	(12,324)	(30,772)	(14)	(19)	(43,129)	(6,071)
Disposal	(3,256)	—	—	—	(3,256)	(458)
Termination	—	(6,187)	—	—	(6,187)	(871)
Translation difference	—	159	5	—	164	22

At December 31, 2022 and January 1, 2023	289,065	52,739	42	295	342,141	48,164
Addition	—	31,082	—	1,002	32,084	4,517
Depreciation expenses	(12,282)	(33,671)	(7)	(111)	(46,071)	(6,486)
Disposal of subsidiary	(22,782)	—	—	—	(22,782)	(3,207)
Disposal	(5,564)	—	—	—	(5,564)	(783)
Termination	—	(1,382)	—	—	(1,382)	(195)
Translation difference	—	18	1	—	19	3

At December 31, 2023	248,437	48,786	36	1,186	298,445	42,013

Set out below are the carrying amounts of lease liabilities and the movements during the year:

	2022 RMB’000	2023 RMB’000	2023 US$’000
At January 1	40,531	59,641	8,396
Additions	49,735	32,084	4,517
Accretion of interest (Note 7.3)	1,547	1,969	277
Payments	(26,144)	(43,073)	(6,063)
Termination	(6,187)	(1,382)	(195)
Translation difference	159	42	6

At December 31	59,641	49,281	6,938

Current (Note 25)	31,433	33,272	4,684
Non-current (Note 25)	28,208	16,009	2,254

Total	59,641	49,281	6,938

The following are the amounts recognized in profit of loss:

	2022	2023	2023
	RMB’000	RMB’000	US$’000

Depreciation charge for right-of-use assets	43,129	46,071	6,486
Interest expenses on lease liabilities (Note 7.3)	1,547	1,969	277
Expenses relating to short-term leases (included in selling, general and administrative expenses and research and development expenses)	25,022	18,275	2,573

Total amount recognized in profit or loss	69,698	66,315	9,336

In 2023, the Group had total cash outflows for leases of RMB 61.3 million (US$ 8.6 million) (2022: RMB 51.2 million). The Group also had non-cash
additions to
right-of-use
assets and lease liabilities of RMB 32.1 million (US$ 4.5 million) in 2023 (2022: RMB 49.7 million). The future cash outflows relating to leases that have not yet commenced are disclosed in Note 30.
Group as a lessor
The Group has entered into operating leases on some of its assets, including surplus offices and warehouses. These leases have terms between 1 to 20 years. Rental income recognized by the Group during the year is RMB 25.8 million (US$ 3.6 million) (2022: RMB 18.1 million).
Future minimum rental receivables under
non-cancellable
operating leases as of 31 December are as follows:

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Within 1 year
- related parties	17	2,012	283
- joint venture	1,587	3,329	469
- third parties	8,136	7,898	1,112
After 1 year but within 5 years
- related parties	17	7,988	1,125
- joint venture	6,292	11,697	1,647
- third parties	19,364	22,235	3,130
More than 5 years
- joint venture	9,690	7,504	1,056
- third parties	26,566	34,523	4,860

	71,669	97,186	13,682